Equity - Summary of unrealized results (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Beginning period	S/ 442,905	S/ 121,686	S/ (254,770)
Effect of changes in the discount rates of pension reserves,	(331,990)	(999,430)	750,670
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss	8,175	117,329
Transfer to retained earnings from realized loss from equity instruments at fair value through other comprehensive income	24,154
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss			41,935
Unrealized net gain (loss) from debt instruments at fair value through other comprehensive income, net of unrealized gain	791,762	1,341,797	(471,940)
Transfer to realized loss from debt instruments at fair value through other comprehensive income, net of unrealized gain	(193,683)	(80,080)	14,315
Transfer of reversal of impairment loss on debt instruments at fair value through other comprehensive income,	32,865	6,779	(13,060)
Variation for net unrealized gain (loss) on cash flow hedges	(38,924)	(74,593)	32,798
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	24,574	23,924	(4,851)
Translation of foreign operations	76,935	(14,507)	26,589
Ending period	836,773	442,905	121,686
Equity instruments at fair value [Member]
Disclosure of classes of share capital [line items]
Beginning period	264,883	147,554	105,619
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss	8,175	117,329
Transfer to retained earnings from realized loss from equity instruments at fair value through other comprehensive income	24,154
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss			41,935
Ending period	297,212	264,883	147,554
Debt instruments at fair [Member]
Disclosure of classes of share capital [line items]
Beginning period	1,036,159	(232,337)	238,348
Unrealized net gain (loss) from debt instruments at fair value through other comprehensive income, net of unrealized gain	791,762	1,341,797	(471,940)
Transfer to realized loss from debt instruments at fair value through other comprehensive income, net of unrealized gain	(193,683)	(80,080)	14,315
Transfer of reversal of impairment loss on debt instruments at fair value through other comprehensive income,	32,865	6,779	(13,060)
Ending period	1,667,103	1,036,159	(232,337)
Insurance premiums reserves [Member]
Disclosure of classes of share capital [line items]
Beginning period	(923,855)	75,575	(675,095)
Effect of changes in the discount rates of pension reserves,	(331,990)	(999,430)	750,670
Ending period	(1,255,845)	(923,855)	75,575
Cash flow hedges [Member]
Disclosure of classes of share capital [line items]
Beginning period	(22,758)	27,911	(36)
Variation for net unrealized gain (loss) on cash flow hedges	(38,924)	(74,593)	32,798
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	24,574	23,924	(4,851)
Ending period	(37,108)	(22,758)	27,911
Translation of foreign operations
Disclosure of classes of share capital [line items]
Beginning period	88,476	102,983	76,394
Translation of foreign operations	76,935	(14,507)	26,589
Ending period	S/ 165,411	S/ 88,476	S/ 102,983